As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2012

Date of reporting period:  9/30/2012

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2012 (Unaudited)

INVESTMENT COMPANIES - 74.90%	Shares	Fair Value
Closed-End Funds - 67.37%
Aberdeen Israel Fund, Inc.	45,438	$585,696
Adams Express Company	250,216	2,837,449
American Strategic Income Portfolio III	530,930	3,976,666
Bancroft Fund, Ltd.	41,401	695,123
Boulder Growth & Income Fund, Inc.	392,706	2,572,224
Boulder Total Return Fund, Inc. (a)	184,149	3,314,682
Central Europe & Russia Fund, Inc.	44,042	1,470,562
Clough Global Opportunities Fund	32,669	382,227
Diamond Hill Financial Trends Fund, Inc.	119,042	1,340,413
Dividend & Income Fund, Inc.	12,003	43,691
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	11,803
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	28,830
Eaton Vance Risk Managed Diversified Equity Income Fund	1,369,923	14,425,288
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,086	21,481
Federated Enhanced Treasury Income Fund	2,259	32,259
First Opportunity Fund, Inc. (a)	279,106	2,135,161
Firsthand Technology Value Fund, Inc. (a)	191,294	3,336,167
The GDL Fund	33,327	393,592
Global Income & Currency Fund, Inc.	1,349	18,387
The Greater China Fund, Inc.	367,492	4,189,409
The India Fund, Inc.	24,446	568,125
Liberty All-Star Equity Fund, Inc.	1,926,730	9,306,106
Macquarie Global Infrastructure Total Return Fund, Inc.	143,911	2,755,896
Morgan Stanley Asia Pacific Fund, Inc.	27,546	384,818
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio (a)(c)	111,980	1,510,610
The New Ireland Fund, Inc.	102,704	872,984
Royce Focus Trust, Inc.	17,500	117,600
Royce Micro-Cap Trust, Inc.	440,426	4,162,026
Royce Value Trust, Inc.	348,093	4,549,576
Swiss Helvetia Fund, Inc.	84,717	912,402
Taiwan Fund, Inc.	7,307	120,566
The Thai Capital Fund, Inc. (a)	106,942	1,248,013
The Thai Fund, Inc.	144,193	2,533,471
The Tri-Continental Corporation	387,319	6,282,314
The Zweig Total Return Fund, Inc.	313,643	3,970,720
		81,106,337
Auction Rate Preferred Securities - 5.09% (c)(i)
Advent Claymore Convertible Securities & Income Fund	11	255,750
BlackRock California Municipal 2018 Term Trust - Series M7, 0.152%	100	2,250,000
BlackRock Municipal 2018 Term Trust - Series W7, 0.168%	100	2,375,000
Putnam Managed Municipal Income Trust	6	225,000
Putnam Municipal Opportunities Trust	6	112,500
Western Asset Premier Bond Fund - Series M, 0.060%	46	914,250
		6,132,500
Business Development Company - 2.44%
Equus Total Return, Inc. (a)	106,919	234,153
MVC Capital, Inc.	211,575	2,708,160
		2,942,313
Total Investment Companies (Cost $81,948,703)		90,181,150

PREFERRED STOCKS - 0.88%
Oil and Gas Extraction - 0.66%
Magnum Hunter Resources Corporation	17,875	792,220
Real Estate Investment Trusts - 0.22%
AG Mortgage Investment Trust, Inc. (a)	10,755	268,445
Total Preferred Stocks (Cost $1,055,375)		1,060,665

COMMON STOCKS - 26.03%
Depository Credit Intermediation - 0.02%
1st Constitution Bancorp (a)	2,109	18,876
Information Technology - 0.05%
JP Morgan Asian IT	21,141	65,631
Life Insurance - 1.65%
Imperial Holdings, Inc. (a)	581,622	1,983,331
Oil and Gas Field Exploration Services - 0.01%
Zion Oil & Gas, Inc. (a)	4,816	11,125
Pharmaceuticals Preparations - 1.68%
Myrexis, Inc. (a)	830,157	2,017,282
Real Estate Investment Trusts - 2.61%
American Realty Capital Properties, Inc.	6,472	80,900
Gyrodyne Company of America, Inc. (a)	14,191	1,541,568
Healthcare Trust of America, Inc.	155,057	1,516,457
		3,138,925
Special Purpose Acquisition Vehicle - 19.52%
Andina Acquisition Corporation (a)(b)	95,026	929,354
Australia Acquisition Corporation (a)	290,000	2,894,199
Azteca Acquisition Corporation (a)	189,924	1,861,255
BGS Acquisition Corporation (a)(b)	120,615	1,194,089
Blue Wolf Mongolia Holdings Corporation (a)	50,273	490,162
Cazador Acquisition Corporation, Ltd. (a)	102,821	1,032,323
China Growth Equity Investment, Ltd. (a)	52,798	518,476
China VantagePoint Acquisition Company (a)(h)	27,130	160,881
Empeiria Acquisition Corporation (a)(b)	205,929	2,075,765
Global Cornerstone Holdings, Ltd. (a)(b)	215,935	2,120,482
Global Eagle Acquisition Corporation (a)	154,028	1,514,095
Hyde Park Acquisition Corp II (a)	59,000	592,950
Infinity Cross Border Acquisition Corporation (a)	126,200	1,026,006
Lone Oak Acquisition Corporation (a)	81,430	640,854
Nautilus Marine Acquisition Corporation (a)	127,846	1,273,346
Prime Acquisition Corporation (a)	65,008	638,379
RLJ Acquisition, Inc. (a)	172,320	1,661,165
ROI Acquisition Corporation (a)(b)	48,370	466,771
SCG Financial Acquisition Corporation (a)	163,384	1,606,293
Selway Capital Acquisition Corporation (a)	80,000	792,800
Universal Business Payment Solutions Acquisition Corporation (a)	100,000	602,000
		24,091,645
Total Common Stocks (Cost $30,547,040)		31,326,815
	Principal
	Amount
STRUCTURED LIFE SETTLEMENT NOTES - 0.25%
Cedar Lane Series A-2 Notes (a)(c)(f)	300,892	300,892
Total Structured Premium Life Settlement Notes (Cost $300,892)		300,892

PROMISSORY NOTES - 0.19%
Symbios Holdings, Inc.
15.00%, 07/16/2012 (c)(f)	450,000	225,000
Total Promissory Notes (Cost $450,000)		225,000

CORPORATE BONDS - 0.02%
Washington Mutual Inc.
0.000%, 01/15/2013 (c)(d)	3,000,000	15,000
5.250%, 09/15/2017 (c)(d)	1,300,000	3,510
Total Corporate Bonds (Cost $0)		18,510

CONVERTIBLE NOTES - 0.08%
Health Care Facilities - 0.08%
Healthcare Corporation Of America (a)	1	100,000
Total Convertible Notes (Cost $100,000)		100,000

	Shares
WARRANTS - 0.61%
Andina Acquisition Corporation
Expiration: May 2015	95,026	19,955
Exercise Price: $0.50 (a)
Australia Acquisition Corporation
Expiration: October 2015	350,408	91,106
Exercise Price: $11.50 (a)
Azteca Acquisition Corporation
Expiration: April 2018	189,924	34,186
Exercise Price: $12.50 (a)
Blue Wolf Mongolia Holdings Corporation
Expiration: July 2016	50,273	15,585
Exercise Price: $12.00 (a)
Cazador Acquisition Corporation, Ltd.
Expiration: October 2015	228,491	95,967
Exercise Price: $7.50 (a)
China Growth Equity Investment, Ltd.
Expiration: February 2013	52,798	11,088
Exercise Price: $12.00 (a)
Empeiria Acquisition Corporation
Expiration: December 2017	205,929	32,948
Exercise Price: $11.50 (a)
Global Cornerstone Holdings, Ltd.
Expiration: April 2016	115,935	17,390
Exercise Price: $11.50 (a)
Global Eagle Acquisition Corporation
Expiration: May 2016	100,000	25,000
Exercise Price: $115.00 (a)
Lone Oak Acquisition Corporation
Expiration: March 2016	81,430	25,650
Exercise Price: $5.00 (a)
Nautilus Marine Acquisition Corporation
Expiration: July 2016	127,846	24,291
Exercise Price: $11.50 (a)
Prime Acquisition Corporation
Expiration: March 2016	51,442	15,433
Exercise Price: $7.50 (a)
RLJ Acquisition, Inc.
Expiration: February 2016	436,744	196,534
Exercise Price: $12.00 (a)
ROI Acquisition Corporation
Expiration: February 2017	48,370	14,511
Exercise Price: $120.00 (a)
SCG Financial Acquisition Corporation
Expiration: May 2016	154,865	23,230
Exercise Price: $11.50 (a)
Selway Capital Acquisition Corporation
Expiration: November 2016	80,000	42,400
Exercise Price: $0.75 (a)
Tile Shop Holdings, Inc.
Expiration: November 2015	10,268	32,755
Exercise Price: $11.50 (a)
Universal Business Payment Solutions Acquisition Corporation
Expiration: May 2017	100,000	17,000
Exercise Price: $6.90 (a)
Total Warrants (Cost $750,398)		735,029

RIGHTS - 0.00%
1st Constitution Bancorp (a)	229	0
Total Rights (Cost $0)		0

MONEY MARKET FUNDS - 28.05%
Fidelity Institutional Government Portfolio - Class I, 0.010% (e)	16,886,152	16,886,152
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.010% (e)	16,885,728	16,885,728
Total Money Market Funds (Cost $33,771,880)		33,771,880

Total Investments (Cost $148,924,288) - 131.01%		157,719,941
Liabilities in Excess of Other Assets - (31.01)%		(37,328,328)
TOTAL NET ASSETS - 100.00%		$120,391,613

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Each share consists of one share of common stock and one warrant.
(c)	Fair valued securities. The total market value of these securities was $8,228,145, representing 6.83% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at September 30, 2012.
(f)	Illiquid security. The total market value of these securities was $566,525 representing 0.47% of net assets.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Each unit consists of one share of common stock, one half of a non-transferrable warrant and one half of a transferrable warrant.
(i)	The coupon rates shown represent the rates at September 30, 2012.

Valuation of Investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2—
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, and structured finance notes are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 (Unaudited) in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies	$82,497,407	$-	$7,683,743	$90,181,150
Preferred Stocks	1,060,665	-	-	1,060,665
Common Stocks	11,615,697	19,711,118	-	31,326,815
Structured Life Settlement Notes	-	-	300,892	300,892
Promissory Notes	-	-	225,000	225,000
Corporate Bonds	-	-	18,510	18,510
Convertible Notes	-	100,000	-	100,000
Warrants	431,201	303,828	-	735,029
Rights	-	-	-	-
Money Market Funds	33,771,880	-	-	33,771,880
Total	$129,376,850	$20,114,946	$8,228,145	$157,719,941

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of December 31, 2011	$15,065,966
Accrued discounts / premiums	-
Realized gain (loss)	1,489,937
Change in unrealized appreciation (depreciation)	(1,122,628)
Purchases	3,169,311
Sales	(10,374,441)
Transfers in and / or out of Level 3	-
Balance as of September 30, 2012	$8,228,145

During the period ended September 30, 2012, there were no significant transfers into and out of Levels 1 and 2. Transfers between levels are recognized at the end of the reporting period.

Type of Security	Fair Value at 9/30/2012	Valuation Techniques	Unobservable Input	Range
Investment Companies	7,683,743	Fair Value Pricing	Third party inputs	NA

Structured Life Settlement Notes	300,892	Fair Value Pricing	Third party inputs	NA

Promissory Notes	225,000	Fair Value Pricing	Third party inputs	NA

Corporate Bonds	18,510	Fair Value Pricing	Third party inputs	NA

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$148,966,571
Gross unrealized appreciation	10,263,583
Gross unrealized depreciation	(1,510,213)
Net unrealized appreciation	$8,753,370

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
 Andrew Dakos, President

Date 11/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Andrew Dakos
  Andrew Dakos, President

Date 11/26/2012

By (Signature and Title) /s/ Gerald Hellerman
 Gerald Hellerman, Chief Financial Officer

Date 11/23/2012